UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 888-8123

Date of fiscal year end:	October 31, 2017

Date of reporting period:	April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

STRALEM Fund

Stralem Equity Fund

SEMI-ANNUAL REPORT

April 30, 2017

(unaudited)

STRALEM EQUITY FUND

LETTER TO SHAREHOLDERS
May 2017

Dear Shareholder,

During the first six months of its fiscal year, November 1, 2016 through April 30, 2017, Stralem Equity Fund’s (the “Fund’s”) performance was as follows:

Time Period	STEFX*	S&P 500**
11/1/2016-04/30/2017	10.45%	13.32%

Past performance does not guarantee future returns.
*	Net, after fees.
**	Does not reflect deduction for fees, expenses or taxes.

Despite a very strong absolute return, Stralem Equity Fund underperformed the benchmark index over the first six months of the fiscal year by 2.87%, returning 10.45% vs. 13.32% for the S&P 500 Index (the “Index”).

President Trump’s election in November 2016 ignited a fierce stock market rally known colloquially as “the Trump Bump.” Investor optimism reached a fevered pitch post-election based on the belief that President Trump and the Republican Congress would be able to manufacture higher GDP growth through a series of fiscal stimuli, tax cuts, and regulatory reductions.

Virtually all of the Fund’s underperformance (-2.75%) occurred in that same month of November when the S&P 500 was +3.7% and Stralem Equity Fund was +0.95%. During the month, optimistic investors quickly rotated away from the stable growing defensive sectors that Stralem favors — Consumer Staples (-4.3%) and Utilities (-5.4%) and into economically sensitive sectors like Industrials (+8.8%) and Financials (+13.9%), where Stralem is significantly underweight. The market quickly determined that the Financials, especially the banks, would be the primary beneficiary as regulations would be curtailed and higher GDP growth and more protective policies would lead to higher inflation and higher interest rates — a tailwind for banks. In addition, because many Technology companies had campaigned for Clinton, these stocks were thought to be disadvantaged in a Trump presidency, and the sector was -0.30% for the month.

However, while the market initially chose to ignore the tremendous financial, political and legal challenges of the Trump agenda, the headwinds became more transparent in the early months of 2017 and the sector performance began to reverse. From December 1, 2016 through May 31, 2017, the S&P 500 returned 10.81% while Stralem Equity Fund was +11.17%. In addition, the best performing sectors during the six months, Technology (+22.4%), Utilities (+17.3%) and Consumer Staples (+14.0%), were three of the worst sectors during the month of November. Likewise, Financials, which led the entire market in November, became one of the laggards (+4.3%). Many now believe it is possible that this nearly complete reversal from the initial “Trump Bump” into the “Trump Slump” will continue as the political realities take hold, and investors refocus their attention on the economic realities of the day and reward the companies able to execute in this environment rather than those that are merely expected to benefit if, and when, a specific Trump agenda is completed.

We view this reversion as further evidence of the return to a more normal market environment than had been in place post-financial crisis through 2014—and we are concerned that many passive investors may be at risk for having missed the shift. In March 2009, at the height of the Great Recession, the Federal Reserve (the “Fed”) determined that monetary policy would be the best and perhaps only weapon available to help the U.S. avoid a depression and launched an audacious assault on interest rates in the hopes of stimulating the economy. The Fed’s plan was to directly lower short term interest rates through ZIRP (Zero Interest Rate Policy) and to pressure longer term rates lower by aggressively purchasing treasuries through its QE Program (Quantitative Easing).

The Fed achieved its goal, but in so doing created an unprecedented confluence of extraordinary stock market conditions: extreme stock market returns, below average stock market volatility, and very high stock correlations. While each of these conditions had occurred independently at different times in stock market history – the simultaneous persistence of all three conditions from 2009-2014 was unprecedented and created an environment that favored passive investing to a degree heretofore unseen. With the end of QE in Q4 of 2014 and the first Fed rate hike in Q4 2015, this confluence of extraordinary market conditions broke down in early 2015 and has continued to date – with the exception of the “Trump Bump” from November 2016-April 2017.

The return to what we view as more “normal market conditions” at a time when GDP cannot seem to break above 3%, corporate margins are at all-time highs, and price/earnings ratios are well-above historical averages has created potential risks for “own everything” passive strategies and has underscored the importance of active management and stock selection by enabling companies with superior fundamentals and operating performance to be commensurately rewarded once again.

Given that the market has been propelled to all-time highs despite the underlying shift to a more selective environment and risks introduced since the Presidential election, we believe it prudent to remain positioned with 35% of the portfolio in what we view as defensive positions with downside protection. As a result, in this newly volatile environment, the portfolio remains 65% allocated to the Up Market Sector with 35% allocated to the Down Market Sector.

In summary, we remain convinced that the market environment began to change at the start of 2015 when the Fed began to pull back on its loose monetary policy by curtailing Quantitative Easing and beginning the process of raising interest rates. These decisions coupled with new highs in the stock market, an 8+ year rally without any significant pullback, and above average corporate valuations have introduced more uncertainty, volatility and caution into the market. It is our contention that diligent research and price sensitivity and stock selection based on strong fundamentals will continue to be rewarded. In our view, the portfolio is well-positioned to participate in continued upside momentum—capitalizing on powerful secular themes and market share shifts that may occur due to disruptive technologies—as well as protect capital on the downside if necessary. In closing, we believe it is more imperative than ever to balance “participation with protection” in order to create and protect long term wealth.

Sincerely,

Stralem & Company Incorporated

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-822-9555.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.stralemequityfund.com or call 1-866-822-9555 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Stralem Equity Fund is distributed by Ultimus Fund Distributors, LLC.

This Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of April 30, 2017, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

STRALEM EQUITY FUND

PORTFOLIO INFORMATION
April 30, 2017 (Unaudited)

		As of April 30, 2017		As of October 31, 2016
		Value	% of Total Investments	Value	% of Total Investments
UP MARKET	NEW PRODUCTS	$13,104,480	9.9%	$14,077,242	9.8%
	NEW INDUSTRIES	25,235,964	19.1%	22,236,765	15.6%
	DOMINANT COMPANIES	47,335,164	35.8%	53,937,484	37.7%

DOWN MARKET	LOW PRICE TO CASH FLOW	9,617,200	7.3%	12,485,152	8.7%
	HIGH YIELD	31,643,065	23.9%	34,336,618	24.0%

MONEY MARKET		5,299,873	4.0%	5,951,877	4.2%
		$132,235,746	100.0%	$143,025,138	100.0%

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

Shares	Common Stocks — 96.0%	Value
	Consumer Discretionary — 9.5%
	Hotels, Restaurants & Leisure — 3.1%
67,100	Starbucks Corp.	$4,030,026

	Media — 3.1%
36,000	Walt Disney Co. (The)	4,161,600

	Specialty Retail — 3.3%
51,100	Lowe's Cos., Inc.	4,337,368

	Consumer Staples — 9.1%
	Food Products — 5.8%
43,400	Kraft Heinz Co. (The)	3,922,926
84,700	Mondelēz International, Inc. - Class A	3,814,041
		7,736,967
	Tobacco — 3.3%
38,900	Philip Morris International, Inc.	4,311,676

	Energy — 7.8%
	Energy Equipment & Services — 2.5%
45,300	Schlumberger Ltd.	3,288,327

	Oil, Gas & Consumable Fuels — 5.3%
22,100	Chevron Corp.	2,358,070
25,100	EOG Resources, Inc.	2,321,750
28,700	Exxon Mobil Corp.	2,343,355
		7,023,175
	Financials — 5.0%
	Diversified Financial Services — 3.0%
66,800	Intercontinental Exchange, Inc.	4,021,360

	Insurance — 2.0%
18,900	Chubb Ltd.	2,594,025

	Health Care — 21.8%
	Biotechnology — 3.9%
15,100	Amgen, Inc.	2,466,132
21,900	Celgene Corp. (a)	2,716,695
		5,182,827
	Health Care Equipment & Supplies — 4.8%
57,900	Abbott Laboratories	2,526,756
44,900	Danaher Corp.	3,741,517
		6,268,273

See notes to financial statements.

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.0% (Continued)	Value
	Health Care — 21.8% (Continued)
	Health Care Providers & Services — 3.1%
23,600	UnitedHealth Group, Inc.	$4,127,168

	Life Sciences Tools & Services — 2.1%
16,500	Thermo Fisher Scientific, Inc.	2,727,945

	Pharmaceuticals — 7.9%
21,600	Johnson & Johnson	2,666,952
60,300	Merck & Co., Inc.	3,758,499
119,400	Pfizer, Inc.	4,050,048
		10,475,499
	Industrials — 5.7%
	Air Freight & Logistics — 2.8%
19,700	FedEx Corp.	3,737,090

	Building Products — 2.9%
93,287	Johnson Controls International plc	3,877,941

	Information Technology — 22.3%
	Internet Software & Services — 6.5%
4,600	Alphabet, Inc. - Class A (a)	4,252,792
28,700	Facebook, Inc. - Class A (a)	4,312,175
		8,564,967
	IT Services — 3.2%
46,300	Visa, Inc. - Class A	4,223,486

	Semiconductors & Semiconductor Equipment — 3.0%
18,100	Broadcom Ltd.	3,996,661

	Software — 9.6%
32,700	Adobe Systems, Inc. (a)	4,373,298
60,900	Microsoft Corp.	4,169,214
91,900	Oracle Corp.	4,131,824
		12,674,336
	Materials — 3.0%
	Chemicals — 3.0%
63,300	Dow Chemical Co. (The)	3,975,240

	Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.7%
89,100	AT&T, Inc.	3,531,033

See notes to financial statements.

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.0% (Continued)	Value
	Utilities — 9.1%
	Electric Utilities — 6.2%
49,200	Duke Energy Corp.	$4,059,000
109,200	PPL Corp.	4,161,612
		8,220,612
	Multi-Utilities — 2.9%
49,700	Dominion Resources, Inc.	3,848,271

	Total Common Stocks (Cost $85,709,479)	$126,935,873

Shares	Money Market Funds — 4.0%	Value
5,299,873	Dreyfus Treasury Prime Cash Management Fund - Class I, 0.33% (b) (Cost $5,299,873)	$5,299,873

	Total Investments at Value — 100.0% (Cost $91,009,352)	$132,235,746

	Other Assets in Excess of Liabilities — 0.0% (c)	28,082

	Net Assets — 100.0%	$132,263,828

(a)	Non-income producing.
(b)	Rate shown is the 7-day effective yield at April 30, 2017.
(c)	Percentage rounds to less than 0.1%.
See notes to financial statements.

STRALEM EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (Unaudited)

ASSETS
Investments, at fair value (Notes 1 and 2) (Cost $91,009,352)	$132,235,746
Cash	39,608
Dividends receivable	77,478
Other	8,283
Total Assets	132,361,115

LIABILITIES
Payable to Investment Adviser (Note 3)	70,525
Payable to administrator (Note 3)	14,857
Accrued expenses	11,905
Total Liabilities	97,287

NET ASSETS	$132,263,828

NET ASSETS CONSIST OF:
Paid-in capital	$85,265,385
Accumulated net investment income	246,385
Accumulated net realized gain from securities transactions	5,525,664
Net unrealized appreciation	41,226,394
Net Assets	$132,263,828

Shares of beneficial interest outstanding	13,340,633

Net asset value, offering price and redemption price per share (a)	$9.91

(a)	Redemption price varies based on length of time held (Note 1).
See notes to financial statements.

STRALEM EQUITY FUND

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$1,271,733

EXPENSES
Investment advisory fees (Note 3)	678,337
Administration fees (Note 3)	59,244
Professional fees	37,399
Fund accounting fees (Note 3)	23,242
Registration and filing fees	13,655
Transfer agent fees (Note 3)	7,379
Compliance fees (Note 3)	7,017
Trustees’ fees and expenses (Note 3)	6,487
Postage and supplies	4,353
Printing	3,867
Bank service fees	3,818
Other	8,862
Total Expenses	853,660
Investment advisory fee reductions (Note 3):	(225,527)
Net Expenses	628,133

NET INVESTMENT INCOME	643,600

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from securities transactions	5,667,836
Net change in unrealized appreciation (depreciation) on investments	6,934,675
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	12,602,511

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,246,111

See notes to financial statements.

STRALEM EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
OPERATIONS
Net investment income	$643,600	$2,258,853
Net realized gains from securities transactions	5,667,836	17,583,284
Net change in unrealized appreciation (depreciation) on investments	6,934,675	(13,670,324)
Net increase in net assets resulting from operations	13,246,111	6,171,813

DISTRIBUTIONS TO SHAREHOLDERS (Note 4)
From investment income	(2,109,539)	(2,508,198)
From realized gains	(17,539,070)	(51,600,896)
Net decrease in net assets from distributions to shareholders	(19,648,609)	(54,109,094)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,344,218	13,720,437
Net asset value of shares issued in reinvestment of distributions	16,004,485	46,261,924
Proceeds from redemption fees (Note 1)	5	15
Payments for shares redeemed	(24,647,278)	(59,880,443)
Net increase (decrease) in net assets from capital share transactions	(4,298,570)	101,933

TOTAL DECREASE IN NET ASSETS	(10,701,068)	(47,835,348)

NET ASSETS
Beginning of period	142,964,896	190,800,244
End of period	$132,263,828	$142,964,896

ACCUMULATED NET INVESTMENT INCOME	$246,385	$1,712,324

CAPITAL SHARE ACTIVITY
Shares sold	453,857	1,362,244
Shares reinvested	1,720,912	4,612,355
Shares redeemed	(2,425,123)	(4,671,027)
Net increase (decrease) in shares outstanding	(250,354)	1,303,572
Shares outstanding, beginning of period	13,590,987	12,287,415
Shares outstanding, end of period	13,340,633	13,590,987

See notes to financial statements.

STRALEM EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013(a)	2012(a)
Net asset value, beginning of period	$10.52		$15.53	$17.45	$16.77	$14.10	$13.09

Income from investment operations:
Net investment income	0.06		0.22	0.23	0.24	0.27	0.23
Net gain on securities	0.93		0.24	0.34	1.70	2.87	0.95
Total from investment operations	0.99		0.46	0.57	1.94	3.14	1.18

Less distributions:
Dividends from net investment income	(0.17)		(0.25)	(0.25)	(0.26)	(0.25)	(0.17)
Dividends from net realized gains	(1.43)		(5.22)	(2.24)	(1.00)	(0.22)	—
Total distributions	(1.60)		(5.47)	(2.49)	(1.26)	(0.47)	(0.17)

Proceeds from redemption fees collected (Note 1)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

Net asset value, end of period	$9.91		$10.52	$15.53	$17.45	$16.77	$14.10

Total return (c)	10.45	%(d)	4.72%	3.43%	12.18%	22.97%	9.06%

Ratios/supplemental data:
Net assets, end of period (000’s)	$132,264		$142,965	$190,800	$318,237	$365,022	$343,579
Ratio of total expenses to average net assets	1.30	%(e)	1.42%	1.21%	1.12%	1.09%	1.14%
Ratio of net expenses to average net assets (f)	0.95	%(e)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets (f)	0.98	%(e)	1.52%	1.17%	1.27%	1.61%	1.68%
Portfolio turnover rate	3	%(d)	8%	33%	19%	14%	20%

(a)	Per share amounts reflect the 10:1 stock split effective February 22, 2013 (Note 1).
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is the measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 3).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory reductions and/or expense reimbursements by the Investment Adviser (Note 3).
See notes to financial statements.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Stralem Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund was reorganized into the Trust on October 17, 2016. It was formerly a series of Stralem Fund.

Reorganization:

The Fund is the legal successor to Stralem Equity Fund (the “Predecessor Fund”), a series of Stralem Fund, an unaffiliated registered Investment Company. On October 17, 2016 the Fund (which had no prior activity or net assets) acquired all the net assets of the Predecessor Fund pursuant to a plan of reorganization (the “Reorganization”).

The Reorganization was accomplished by a tax-free exchange of 13,598,816 shares of the Predecessor Fund valued at $145,140,230 for exact same shares and value of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Predecessor Fund were $143,313,280, including $35,056,223 of unrealized appreciation, $1,286,377 of undistributed net investment income, and $17,323,985 of accumulated realized gains.

The Predecessor Fund commenced operations on January 18, 2000. The accounting and performance history of the Predecessor Fund were re-designated as that of the Fund. The Fund’s investment objective is to seek long-term capital appreciation.

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the amendments by the August 1, 2017 compliance date.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment valuation:

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the above fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing mean price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted mean price. Investments in money market funds are valued at net asset value (“NAV”).

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Trust. Fair value pricing would be utilized in instances when prices of individual portfolio securities are “not readily available,” the market for a security is not active or when there is an occurrence of a “significant event” that occurs after market closings but before the Fund’s NAV is determined. Such fair value pricing is determined according to procedures adopted by the Fund and approved by the Board of Trustees.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions and income:

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis.

Common Expenses:

Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Share valuation and redemption fees:

The NAV per share of the Fund is calculated as of the close of regular trading on the NYSE (normally 4:00 pm, Eastern time) on each day the NYSE is open for business by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the NAV per share, except that shares are subject to a redemption fee of 1% if shares are redeemed within 60 days of purchase. During the periods ended April 30, 2017 and October 31, 2016, proceeds from redemption fees totaled $5 and $15, respectively.

Stock split:

The Board of Trustees of Stralem Fund approved a ten-for-one stock split for the Predecessor Fund, effective February 22, 2013. All references to share and per share amounts in these financial statements have been retroactively adjusted to reflect the ten-for-one stock split for all periods presented.

Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of a federal excise tax applicable to regulated investment companies, the Fund must declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (tax years ended October 31, 2013 through October 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.	FAIR VALUE MEASUREMENT

The following is a summary of the inputs used to value the Fund’s investments by security type as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$126,935,873	$—	$—	$126,935,873
Money Market Funds	5,299,873	—	—	5,299,873
Total	$132,235,746	$—	$—	$132,235,746

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of April 30, 2017, the Fund did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of April 30, 2017. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

3.	RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with Stralem & Company Incorporated (the “Investment Adviser”), the Fund pays the Investment Adviser an annual advisory fee, payable quarterly, based on the average weekly net assets of the Fund, equal to 1.25% per annum of the first $50 million of such net assets; 1.00% per annum of the next $50 million of such net assets; and 0.75% per annum of such net assets in excess of $100 million.

The Investment Adviser has agreed contractually, until at least March 1, 2019, to reduce its advisory fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount not exceeding 0.95% of the Fund’s average daily net assets. During the six months ended April 30, 2017, the Investment Adviser reduced its advisory fees in the amount of $225,527.

Advisory fee reductions and expense reimbursements by the Investment Advisor are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 1, 2019, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Investment Advisory Agreement is terminated. As of April 30, 2017, the amount of fee reductions and expense reimbursements available for recovery by the Investment Adviser is $225,527, portions of which must be recovered no later than the date stated below:

April 30, 2020	$225,527

Due to the Reorganization, the Advisor’s prior Advisory Agreement with the Predecessor Fund was terminated and the amount of the past fee reductions and expense reimbursements that were available for recovery were waived and are no longer recoverable.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance, and transfer agent services for the Fund. For these services, the Fund pays Ultimus fees in accordance with such agreements. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

Pursuant to a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), the Distributor provides distribution services and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor does not receive a fee from the Fund or the Investment Adviser for its distribution services.

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, except for the Board Chairman who receives a $1,200 annual retainer from the Fund. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions arising from net investment income and net realized capital gains, if any, are declared and paid to shareholders annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with the Code, which may differ from GAAP. The tax character of distributions paid to shareholders during the periods ended April 30, 2017 and October 31, 2016 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
April 30, 2017	$2,489,306	$17,159,303	$19,648,609
October 31, 2016	$2,508,198	$51,600,896	$54,109,094

5.	TAX MATTERS

The following information is computed on a tax basis for each item as of April 30, 2017:

Cost of portfolio investments	$91,150,817
Gross unrealized appreciation	$41,688,101
Gross unrealized depreciation	(603,172)
Net unrealized appreciation	41,084,929
Accumulated ordinary income	246,385
Other gains	5,667,129
Accumulated earnings	$46,998,443

The difference between the federal income tax cost of portfolio investments and the financial statement cost and the difference between the book-basis and tax-basis net unrealized appreciation is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

6.	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $3,951,290 and $26,588,587, respectively.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7.	PRINCIPAL HOLDERS OF FUND SHARES

As of April 30, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Pershing, LLC (for the benefit of its customers)	58%
Lindercourse & Co. (for the benefit of its customers)	9%
Saxon & Co. (for the benefit of its customers)	7%
National Financial Services, LLC (for the benefit of its customers)	5%
Strafe & Co. (for the benefit of its customers)	5%
The Catholic Foundation	5%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

8.	CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these arrangements.

9.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

STRALEM EQUITY FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses, which are deducted from the Fund’s gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2016) and held until the end of the period (April 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,104.50	$ 4.96
Based on Hypothetical 5% Return	$ 1,000.00	$ 1,020.08	$ 4.76

*

Expenses are equal to the Fund’s annualized net expense ratio of 0.95% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STRALEM EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling toll free (866) 822-9555, or on the SEC website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30th is also available from the SEC’s website at http://www.sec.gov or upon request by calling the Fund at (866) 822-9555.

QUARTERLY PORTFOLIO HOLDINGS

The Fund’s Forms N-Q containing a complete schedule of portfolio holdings as of the end of the first and third quarters of each fiscal year are available on the SEC’s website at http://www.sec.gov or are available upon request, without charge, by calling toll free at (866) 822-9555. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-(800) SEC-0338.

HOUSEHOLDING

The Fund will generally send only one copy of the summary prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same “household.” This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies of these documents, a copy of the prospectus or do not want your mailings to be “householded,” please send us a written request or call us toll free at (866) 822-9555.

STRALEM EQUITY FUND

INVESTMENT ADVISER

Stralem & Company Incorporated
551 Madison Avenue, 10th Floor
New York, NY 10022
Telephone (212) 888-8123
Fax (212) 888-8152

This report is prepared for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current summary prospectus and/or prospectus which each describe the Fund’s objectives, risks, policies, expenses and other important information. Investors are advised to read the summary prospectus and/or prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. For performance information current through the most recent month end, please visit the Fund’s website at www.stralemfund.com or call toll-free (866) 822-9555. The Fund can suffer losses as well as gains.

Privacy Notice

FACTS	WHAT DOES STRALEM EQUITY FUND DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number and Transaction history
▪ Account Balances and Account transactions
▪ Assets and Wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their your personal information; the reasons Stralem Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Stralem Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 866-822-9555 or go to www.stralemequityfund.com

Who we are
Who is providing this notice?	Stralem Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does Stralem Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal info.

How does Stralem Fund collect my personal information?
We collect your personal information, for example, when you
▪ Open an account or Provide account information
▪ Give us your contact info. or Show your government-issued I.D.
▪ Make a wire transfer
We also collect your personal information from other companies
 (ie. brokers, custodians, etc).

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ sharing for affiliates’ everyday business purposes—information about your creditworthiness
▪ affiliates from using your information to market to you
▪ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Stralem & Company Incorporated, the investment adviser to Stralem Equity Fund, is an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Stralem Equity Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Stralem Equity Fund does not jointly market.

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a) Not applicable [schedule filed with Item 1]

(b) Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date	June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Stralem Equity Fund

Date	June 27, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Accounting Officer

Date	June 27, 2017

*	Print the name and title of each signing officer under his or her signature.